Group cash flow statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Cash Flows [Abstract]
Cash flows from consolidated operations	$ 16,670	$ 11,368	$ 12,102
Dividends from equity accounted units	817	253	210
Cash flows from operations	17,487	11,621	12,312
Net interest paid	(897)	(1,294)	(827)
Dividends paid to holders of non-controlling interests in subsidiaries	(399)	(341)	(310)
Tax paid	(2,307)	(1,521)	(1,792)
Net cash generated from operating activities	13,884	8,465	9,383
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	(4,482)	(3,012)	(4,685)
Disposals of subsidiaries, joint ventures and associates	2,675	761	(38)
Purchases of financial assets	(723)	(789)	(49)
Sales of financial assets	40	582	65
Sales of property, plant and equipment and intangible assets	138	354	97
Net funding of equity accounted units	(3)	(12)	11
Acquisitions of subsidiaries, joint ventures and associates			(3)
Other investing cash flows	(18)	12	2
Net cash used in investing activities	(2,373)	(2,104)	(4,600)
Cash flows before financing activities	11,511	6,361	4,783
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto	(4,250)	(2,725)	(4,076)
Proceeds from additional borrowings	18	4,413	1,837
Repayment of borrowings	(2,795)	(9,361)	(3,518)
Proceeds from issue of equity to non-controlling interests	170	101	103
Own shares purchased from owners of Rio Tinto	(2,083)		(2,028)
Purchase of non-controlling interests	(194)	(23)
Other financing cash flows	(7)	104	12
Net cash flows used in financing activities	(9,141)	(7,491)	(7,670)
Effects of exchange rates on cash and cash equivalents	(12)	(35)	(159)
Net increase/(decrease) in cash and cash equivalents	2,358	(1,165)	(3,046)
Opening cash and cash equivalents less overdrafts	8,189	9,354	12,400
Closing cash and cash equivalents less overdrafts	$ 10,547	$ 8,189	$ 9,354